AXP(R) Research
                                                          Opportunities Fund

                                                      2001 SEMIANNUAL REPORT

American
   Express
Funds

(icon of) ruler

AXP Research Opportunities Fund seeks to provide shareholders with long-term capital growth.

The Rewards  of Research

Behind every decision to buy or sell a stock is information -- in most cases, informationgathered by a research analyst. AXPResearch Opportunities Fund is designed to make the most of that research by investing only in Standard & Poor's 500 stocks that carry our analysts' highest rating. The intention is to construct a portfolio that has the potential to outperform the stock market as a whole.

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CONTENTS

From the Chairman                             3
From the Portfolio Managers                   3
Fund Facts                                    5
The 10 Largest Holdings                       6
Financial Statements (Fund)                   7
Notes to Financial Statements (Fund)         10
Financial Statements (Portfolio)             17
Notes to Financial Statements (Portfolio)    20
Investments in Securities                    23

(picture of) Arne H. Carlson
Arne H. Carlson
Chairman of the board
From the Chairman

The financial markets have always had their ups and downs, but in recent months volatility has become more frequent and intense. While no one can say with certainty what the markets will do, American Express Financial Corporation, the Fund's investment manager, expects economic growth to continue this year, accompanied by a modest rise in long-term interest rates. But no matter what transpires, this is a great time to take a close look at your goals and investments. We encourage you to:

o Consult a professional investment advisor who can help you cut through mountains of data.
o Set financial goals that extend beyond those achievable through the retirement plan of your employer.
o Learn as much as you can about your current investments.

The portfolio managers' letter that follows provides a review of the Fund's investment strategies and performance. The semiannual report contains other valuable information as well. The Fund's prospectus describes its investment objectives and how it intends to achieve those objectives. As experienced investors know, information is vital to making good investment decisions.

So, take a moment and decide again whether the Fund's investment objectives and management style fit with your other investments to help you reach your financial goals. And make it a practice on a regular basis to assess your investment options.

On behalf of the Board,

Arne H. Carlson

(picture of) James M. Johnson, Jr.
James M. Johnson, Jr. Portfolio manager

From the Portfolio Managers
In a highly volatile six months for the stock market, the downs ultimately outweighed the ups for AXP Research Opportunities Fund. For the first half of the fiscal year -- August 2000 through January 2001 -- the Fund's Class A shares lost 4.33% (excluding the sales charge).

Investors were in good spirits as the period began, which was reflected in a sharp gain by the stock market last August. But by early September, the possibility of a slowdown in economic growth and, therefore, a slump in corporate profits began to create doubts about the future. The result was an almost uninterrupted stock slide that didn't level off until late December, by which time the market was down more than 15%. Some welcome relief came the following month, though, as the new year brought a market rebound that ended the period on a positive note.

(picture of) Keith Tufte
Keith Tufte Portfolio manager

TECH WRECK
As has been the case in recent years, the market's ups and downs were largely driven by the fortunes of technology and telecommunications equipment stocks. For the Fund, such stocks also had a major effect on performance as they comprised the largest area of investment (about a third of the portfolio early in the period). Some notable losers during last fall's downturn included Lucent, Motorola, JDS Uniphase, Nortel, Cisco Systems and IBM. To stem the losses, we decreased the tech and telecom holdings as the period progressed and shifted more money into health care.

That strategy paid off, as health care provided strong gains in late 2000, with Alza, Pfizer, Medtronic and HCA Healthcare among the Fund's biggest winners. Looking at other sectors, utilities and energy were strong performers for most of the six months, thanks to gains by Duke Power, Enron and AES. Safeway, in the food retailing sector, and Tyco, in the industrial sector, also were up substantially.

Given that the market seems likely to remain volatile and unforgiving toward companies whose profits fail to meet investors' expectations, we plan to maintain an emphasis on high-quality companies that appear likely to enjoy consistent growth. An additional criterion is that the stock price should offer at least reasonably good investment value. As the new fiscal year begins, that strategy has resulted in the Fund's portfolio having an average exposure to technology stocks, an above-average exposure to health care and financial services stocks, and a below-average exposure to basic materials and industrial stocks.

James M. Johnson, Jr., CFA

Keith Tufte

Fund Facts

Class A -- 6-month performance
(All figures per share)

Net asset value (NAV)
Jan. 31, 2001                                                         $6.23
July 31, 2000                                                         $7.61
Decrease                                                              $1.38

Distributions -- Aug. 1, 2000 - Jan. 31, 2001
From income                                                           $0.90
From long-term capital gains                                          $0.09
Total distributions                                                   $0.99
Total return*                                                        -4.33%

Class B -- 6-month performance
(All figures per share)

Net asset value (NAV)
Jan. 31, 2001                                                         $5.96
July 31, 2000                                                         $7.36
Decrease                                                              $1.40

Distributions -- Aug. 1, 2000 - Jan. 31, 2001
From income                                                           $0.90
From long-term capital gains                                          $0.09
Total distributions                                                   $0.99
Total return*                                                        -4.76%

Class C -- 6-month performance
(All figures per share)

Net asset value (NAV)
Jan. 31, 2001                                                         $5.96
July 31, 2000                                                         $7.36
Decrease                                                              $1.40

Distributions -- Aug. 1, 2000 - Jan. 31, 2001
From income                                                           $0.90
From long-term capital gains                                          $0.09
Total distributions                                                   $0.99
Total return*                                                        -4.76%

Class Y -- 6-month performance
(All figures per share)

Net asset value (NAV)
Jan. 31, 2001                                                         $6.27
July 31, 2000                                                         $7.65
Decrease                                                              $1.38

Distributions -- Aug. 1, 2000 - Jan. 31, 2001
From income                                                           $0.90
From long-term capital gains                                          $0.09
Total distributions                                                   $0.99
Total return*                                                        -4.32%

* The total return is a hypothetical investment in the Fund with all distributions reinvested. Returns do not include sales load. The prospectus discusses the effect of sales charges, if any, on the various classes.

The 10 Largest Holdings
                               Percent                     Value
                           (of net assets)         (as of Jan. 31, 2001)
General Electric                3.43%                  $25,985,400
Pfizer                          2.94                    22,209,284
Cisco Systems                   2.76                    20,908,843
AOL Time Warner                 2.29                    17,308,007
SBC Communications              1.99                    15,046,520
Intl Business Machines          1.96                    14,806,400
Verizon                         1.87                    14,144,130
American Intl Group             1.65                    12,472,434
Viacom Cl B                     1.56                    11,790,720
Home Depot                      1.55                    11,693,320

For further detail about these holdings, please refer to the section entitled "Investments in Securities."

(icon of) pie chart

The 10 holdings listed here make up 22.00% of net assets

Financial Statements

Statement of assets and liabilities

AXP Research Opportunities Fund
Jan. 31, 2001 (Unaudited)

Assets
Investment in Aggressive Growth Portfolio (Note 1)                 $756,653,964
                                                                   ------------
Capital shares receivable                                                 1,373
Total assets                                                        756,655,337
                                                                    -----------
Liabilities
Accrued distribution fee                                                 11,272
Accrued service fee                                                           1
Accrued transfer agency fee                                               4,038
Accrued administrative services fee                                       1,138
Other accrued expenses                                                   24,356
                                                                         ------
Total liabilities                                                        40,805
                                                                         ------
Net assets applicable to outstanding capital stock                 $756,614,532
                                                                   ============

Represented by
Capital stock-- $.01 par value (Note 1)                            $  1,236,639
Additional paid-in capital                                          795,098,135
Undistributed net investment income                                     312,948
Accumulated net realized gain (loss)                                (39,946,885)
Unrealized appreciation (depreciation) on investments                   (86,305)
                                                                        -------
Total -- representing net assets applicable
     to outstanding capital stock                                  $756,614,532
                                                                   ============

Net assets applicable to outstanding shares
              Class A                                              $459,122,885
              Class B                                              $296,891,606
              Class C                                              $    231,496
              Class Y                                              $    368,545
Net asset value per share of outstanding capital stock:
              Class A shares                    73,718,118         $       6.23
              Class B shares                    49,848,155         $       5.96
              Class C shares                        38,828         $       5.96
              Class Y shares                        58,782         $       6.27

See accompanying notes to financial statements.



Statement of operations

AXP Research Opportunities Fund
Six months ended Jan. 31, 2001 (Unaudited)

Investment income
Income:
Dividends                                                        $  3,462,742
Interest                                                            2,766,681
                                                                    ---------
Total income                                                        6,229,423
                                                                    ---------
Expenses (Note 2):
Expenses allocated from Aggressive Growth Portfolio                 2,568,635
Distribution fee
     Class A                                                          638,228
     Class B                                                        1,612,039
     Class C                                                              709
Transfer agency fee                                                   678,372
Incremental transfer agency fee
     Class A                                                           47,380
     Class B                                                           48,582
     Class C                                                               31
Service fee-- Class Y                                                     151
Administrative services fees and expenses                             232,738
Compensation of board members                                           3,400
Printing and postage                                                   47,840
Registration fees                                                      56,564
Audit fees                                                              2,875
Other                                                                   3,853
                                                                        -----
Total expenses                                                      5,941,397
     Earnings credits on cash balances (Note 2)                       (24,922)
                                                                      -------
Total net expenses                                                  5,916,475
                                                                    ---------
Investment income (loss)-- net                                        312,948
                                                                      -------

Realized and unrealized gain (loss) -- net
Net realized gain (loss) on:
     Security transactions                                        (15,721,946)
     Futures contracts                                            (21,367,843)
     Options contracts written                                         84,603
                                                                       ------
Net realized gain (loss) on investments                           (37,005,186)
Net change in unrealized appreciation
     (depreciation) on investments                                 (1,433,013)
                                                                   ----------
Net gain (loss) on investments                                    (38,438,199)
                                                                  -----------
Net increase (decrease) in net assets resulting from operations  $(38,125,251)
                                                                 ============

See accompanying notes to financial statements.


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


Statements of changes in net assets

AXP Research Opportunities Fund
                                                                           Jan. 31, 2001          July 31, 2000
                                                                         Six months ended          Year ended
                                                                            (Unaudited)
Operations and distributions
Investment income (loss)-- net                                             $     312,948         $  (2,315,065)
Net realized gain (loss) on investments                                      (37,005,186)          124,226,458
Net change in unrealized appreciation
     (depreciation) on investments                                            (1,433,013)          (60,246,113)
                                                                              ----------           -----------
Net increase (decrease) in net assets
     resulting from operations                                               (38,125,251)           61,665,280
                                                                             -----------            ----------
Distributions to shareholders from:
     Net realized gain
     Class A                                                                 (63,540,495)          (63,710,249)
     Class B                                                                 (42,333,113)          (39,244,541)
     Class C                                                                     (27,210)                   --
     Class Y                                                                     (37,724)              (48,595)
                                                                                 -------               -------
Total distributions                                                         (105,938,542)         (103,003,385)
                                                                            ------------          ------------

Capital share transactions (Note 3)
Proceeds from sales
     Class A shares (Notes 2 and 5)                                           30,739,831           166,386,521
     Class B shares                                                           16,224,811            95,693,551
     Class C shares                                                              183,551                59,404
     Class Y shares                                                              107,983               104,177
Reinvestment of distributions at net asset value
     Class A shares                                                           62,626,777            60,899,683
     Class B shares                                                           41,987,967            39,015,490
     Class C shares                                                               27,210                    --
     Class Y shares                                                               37,724                48,595
Payments for redemptions
     Class A shares                                                          (88,152,522)         (144,633,828)
     Class B shares (Note 2)                                                 (39,645,344)          (56,592,557)
     Class C shares (Note 2)                                                      (1,902)                   --
     Class Y shares                                                              (19,473)             (235,274)
                                                                                 -------              --------
Increase (decrease) in net assets
     from capital share transactions                                          24,116,613           160,745,762
                                                                              ----------           -----------
Total increase (decrease) in net assets                                     (119,947,180)          119,407,657
Net assets at beginning of period                                            876,561,712           757,154,055
                                                                             -----------           -----------
Net assets at end of period                                                $ 756,614,532         $ 876,561,712
                                                                           =============         =============
Undistributed net investment income                                        $     312,948         $          --
                                                                           -------------         -------------

See accompanying notes to financial statements.


Notes to Financial Statements
AXP Research Opportunities Fund
(Unaudited as to Jan. 31, 2001)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
The Fund is a series of AXP Growth Series, Inc. and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. AXP Growth Series, Inc. has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the board.

Class C shares of the Fund were offered to the public on June 26, 2000. Prior to this date, American Express Financial Corporation (AEFC) purchased 260 shares of capital stock at $7.69 per share, which represented the initial capital in Class C.

The Fund offers Class A, Class B, Class C and Class Y shares.

o Class A shares are sold with a front-end sales charge.
o Class B shares may be subject to a contingent deferred sales charge (CDSC) and automatically convert to Class A shares during the ninth calendar year of ownership.
o Class C shares may be subject to a CDSC.
o Class Y shares have no sales charge and are offered only to qualifying institutional investors.

All classes of shares have identical voting, dividend and liquidation rights. The distribution fee, incremental transfer agency fee and service fee (class specific expenses) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

Investment in Aggressive Growth Portfolio
The Fund invests all of its assets in Aggressive Growth Portfolio (the Portfolio), a series of Growth Trust (the Trust), an open-end investment company that has the same objectives as the Fund. The Portfolio invests primarily in equity securities of companies that comprise the S&P 500.

The Fund records daily its share of the Portfolio's income, expenses and realized and unrealized gains and losses. The financial statements of the Portfolio are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

The Fund records its investment in the Portfolio at the value that is equal to the Fund's proportionate ownership interest in the Portfolio's net assets. The percentage of the Portfolio owned by the Fund as of Jan. 31, 2001, was 99.99%. Valuation of securities held by the Portfolio is discussed in Note 1 of the Portfolio's "Notes to financial statements" (included elsewhere in this report).

Use of estimates
Preparing financial statements that conform to accounting principles generally accepted in the United States of America requires management to make estimates (e.g., on assets and liabilities) that could differ from actual results.

Federal taxes
The Fund's policy is to comply with all sections of the Internal Revenue Code that apply to regulated investment companies and to distribute substantially all of its taxable income to the shareholders. No provision for income or excise taxes is thus required.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of deferred losses on certain futures contracts, the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes, and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

Dividends to shareholders
An annual dividend from net investment income, declared and paid at the end of the calendar year, when available, is reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the income dividend.

2. EXPENSES AND SALES CHARGES
In addition to the expenses allocated from the Portfolio, the Fund accrues its own expenses as follows:

The Fund has an agreement with AEFC to provide administrative services. Under an Administrative Services Agreement, the Fund pays AEFC a fee for administration and accounting services at a percentage of the Fund's average daily net assets in reducing percentages from 0.06% to 0.03% annually. A minor portion of additional administrative service expenses paid by the Fund are consultants' fees and fund office expenses. Under this agreement, the Fund also pays taxes, audit and certain legal fees, registration fees for shares, compensation of board members, corporate filing fees and any other expenses properly payable by the Fund and approved by the board.

Under a separate Transfer Agency Agreement, American Express Client Service Corporation (AECSC) maintains shareholder accounts and records. The Fund pays AECSC an annual fee per shareholder account for this service as follows:

o Class A $19.00
o Class B $20.00
o Class C $19.50
o Class Y $17.00

The Fund has  agreements  with  American  Express  Financial  Advisors Inc. (the
Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a distribution fee at an annual rate up to 0.25% of the Fund's average daily net assets attributable to Class A shares and up to 1.00% for Class B and Class C shares.

Under a Shareholder Service Agreement, the Fund pays the Distributor a fee for service provided to shareholders by financial advisors and other servicing agents. The fee is calculated at a rate of 0.10% of the Fund's average daily net assets attributable to Class Y shares.

Sales charges received by the Distributor for distributing Fund shares were $378,646 for Class A and $124,460 for Class B for the six months ended Jan. 31, 2001.

During the six months ended Jan. 31, 2001, the Fund's transfer agency fees were reduced by $24,922 as a result of earnings credits from overnight cash balances.

3. CAPITAL SHARE TRANSACTIONS
Transactions in shares of capital stock for the periods indicated are as follows:
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

                                                                                 Six months ended Jan. 31, 2001
                                                              Class A               Class B            Class C            Class Y
Sold                                                          4,195,382            2,311,477            26,424             17,165
Issued for reinvested distributions                          10,669,040            7,469,049             4,842              6,383
Redeemed                                                    (12,071,082)          (5,628,406)             (260)            (2,818)
                                                            -----------           ----------              ----             ------
Net increase (decrease)                                       2,793,340            4,152,120            31,006             20,730
                                                              ---------            ---------            ------             ------

                                                                                    Year ended July 31, 2000
                                                              Class A             Class B             Class C*            Class Y
Sold                                                         21,031,597           12,460,910             7,822             12,602
Issued for reinvested distributions                           7,628,858            5,032,734                --              6,067
Redeemed                                                    (18,245,115)          (7,378,944)               --            (30,613)
                                                            -----------           ----------             -----            -------
Net increase (decrease)                                      10,415,340           10,114,700             7,822            (11,944)
                                                             ----------           ----------             -----            -------

*Inception date was June 26, 2000.

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4. BANK BORROWINGS
The Fund has a revolving credit agreement with U.S. Bank, N.A., whereby the Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The Fund must have asset coverage for borrowings not to exceed the aggregate of 333% of advances equal to or less than five business days plus 367% of advances over five business days. The agreement, which enables the Fund to participate with other American Express mutual funds, permits borrowings up to $200 million, collectively. Interest is charged to each Fund based on its borrowings at a rate equal to the Federal Funds Rate plus 0.30% or the Eurodollar Rate (Reserve Adjusted) plus 0.20%. Borrowings are payable up to 90 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.05% per annum. The Fund had no borrowings outstanding during the six months ended
Jan. 31, 2001.

5. FUND MERGER
As of the close of business on July 14, 2000 AXP Research Opportunities Fund acquired the assets and assumed the identified liabilities of Strategist Special
Growth Fund.

The aggregate net assets of AXP Research Opportunities Fund immediately before the acquisition were $946,240,117.

The merger was accomplished by a tax-free exchange of 363,505 shares of Strategist Special Growth Fund valued at $2,013,472.

In exchange for the Strategist  Special  Growth Fund shares and net assets,  AXP
Research Opportunities Fund issued the following number of shares:

               Shares            Net assets
Class A       246,489            $2,013,472

Strategist Special Growth Fund's net assets at that date consisted of capital stock of $1,877,754 and unrealized appreciation of $135,718.

6. NEW ACCOUNTING PRONOUNCEMENT
In November 2000, the AICPA issued a revised Audit and Accounting Guide, Audits of Investment Companies, which is effective for fiscal years beginning after Dec. 15, 2000. Adopting the revised Guide is not expected to have a significant impact on the Fund's financial position, results of operations or changes in its net assets.
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

7. FINANCIAL HIGHLIGHTS
The tables below show certain important financial information for evaluating the Fund's results.

Fiscal period ended July 31,

Per share income and capital changes(a)

                                                                                Class A
                                                     2001(b)        2000           1999          1998          1997(c)
Net asset value, beginning of period                  $7.61        $7.94          $6.98         $6.86           $5.00

Income from investment operations:

Net investment income (loss)                            .01           --           (.01)          .02             .01

Net gains (losses) (both realized and unrealized)      (.40)         .66           1.32           .65            1.86

Total from investment operations                       (.39)         .66           1.31           .67            1.87

Less distributions:

Distributions from realized gains                      (.99)        (.99)          (.35)         (.55)           (.01)

Net asset value, end of period                        $6.23        $7.61          $7.94         $6.98           $6.86

Ratios/supplemental data

Net assets, end of period (in millions)                $459         $540           $481          $337            $205

Ratio of expenses to average daily net assets(d)      1.13%(e)     1.14%          1.12%         1.12%           1.52%(e)

Ratio of net investment income (loss)
     to average daily net assets                       .37%(e)      .02%           .04%          .30%            .20%(e)

Portfolio turnover rate
     (excluding short-term securities)                 144%         160%            143%         148%            171%

Total return(f)                                      (4.33%)       7.73%          19.21%       10.76%          37.44%

(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Six months ended Jan. 31, 2001 (Unaudited).
(c) Inception date was Aug. 19, 1996.
(d) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.
(e) Adjusted to an annual basis.
(f) Total return does not reflect payment of a sales charge.




Fiscal period ended July 31,

Per share income and capital changes(a)

                                                                              Class B
                                                    2001(b)         2000        1999         1998        1997(c)
Net asset value, beginning of period                 $7.36         $7.76       $6.88        $6.82         $5.00

Income from investment operations:

Net investment income (loss)                          (.01)         (.05)       (.02)        (.02)         (.02)

Net gains (losses) (both realized and unrealized)     (.40)          .64        1.25          .63          1.85

Total from investment operations                      (.41)          .59        1.23          .61          1.83

Less distributions:

Distributions from realized gains                     (.99)         (.99)       (.35)        (.55)         (.01)

Net asset value, end of period                       $5.96         $7.36       $7.76        $6.88         $6.82

Ratios/supplemental data

Net assets, end of period (in millions)               $297          $336        $276         $184           $96

Ratio of expenses to average daily net assets(d)     1.89%(e)      1.91%       1.88%        1.88%         2.25%(e)

Ratio of net investment income (loss)
     to average daily net assets                     (.39%)(e)     (.73%)      (.72%)       (.46%)        (.53%)(e)

Portfolio turnover rate
     (excluding short-term securities)                144%          160%        143%         148%          171%

Total return(f)                                     (4.76%)        7.03%      18.31%        9.92%        36.48%

(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Six months ended Jan. 31, 2001 (Unaudited).
(c) Inception date was Aug. 19, 1996.
(d) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.
(e) Adjusted to an annual basis.
(f) Total return does not reflect payment of a sales charge.


Fiscal period ended July 31,

Per share income and capital changes(a)

                                                              Class C
                                                      2001(b)        2000(c)
Net asset value, beginning of period                   $7.36          $7.50

Income from investment operations:

Net investment income (loss)                              --            .02

Net gains (losses) (both realized and unrealized)       (.41)          (.16)

Total from investment operations                        (.41)          (.14)

Less distributions:

Distributions from realized gains                       (.99)            --

Net asset value, end of period                         $5.96          $7.36

Ratios/supplemental data

Net assets, end of period (in millions)                  $--            $--

Ratio of expenses to average daily net assets(d)       1.89%(e)       1.91%(e)

Ratio of net investment income (loss)

to average daily net assets                            (.25%)(e)      (.50%)(e)

Portfolio turnover rate

(excluding short-term securities)                       144%           160%

Total return(f)                                       (4.76%)        (1.87%)

(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Six months ended Jan. 31, 2001 (Unaudited).
(c) Inception date was June 26, 2000.
(d) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.
(e) Adjusted to an annual basis.
(f) Total return does not reflect payment of a sales charge.


Fiscal period ended July 31,
Per share income and capital changes(a)
                                                                              Class Y
                                                   2001(b)         2000        1999        1998        1997(c)
Net asset value, beginning of period                $7.65          $7.96       $7.01       $6.88        $5.00

Income from investment operations:

Net investment income (loss)                          .02            .01          --         .03          .01

Net gains (losses) (both realized and unrealized)    (.41)           .67        1.32         .65         1.88

Total from investment operations                     (.39)           .68        1.32         .68         1.89

Less distributions:

Dividends from net investment income                   --             --        (.02)         --           --

Distributions from realized gains                    (.99)          (.99)       (.35)       (.55)        (.01)

Total distributions                                  (.99)          (.99)       (.37)       (.55)        (.01)

Net asset value, end of period                      $6.27          $7.65       $7.96       $7.01        $6.88

Ratios/supplemental data

Net assets, end of period (in millions)               $--           $--          $--         $--          $--

Ratio of expenses to average daily net assets(d)     .97%(e)       .97%        1.02%        .87%        1.45%(e)

Ratio of net investment income (loss)
     to average daily net assets                     .55%(e)       .17%         .12%        .40%         .33%(e)

Portfolio turnover rate
     (excluding short-term securities)               144%          160%         143%        148%         171%

Total return(f)                                    (4.32%)        7.99%       19.34%      10.93%       37.66%

(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Six months ended Jan. 31, 2001 (Unaudited).
(c) Inception date was Aug. 19, 1996.
(d) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.
(e) Adjusted to an annual basis.
(f) Total return does not reflect payment of a sales charge.



Financial Statements

Statement of assets and liabilities
Aggressive Growth Portfolio

Jan. 31, 2001 (Unaudited)

Assets
Investments in securities, at value (Note 1)
     (identified cost $753,561,554)                  $751,807,272
Dividends receivable                                      572,076
Receivable for investment securities sold              40,332,356
                                                       ----------
Total assets                                          792,711,704
                                                      -----------

Liabilities
Disbursements in excess of cash on demand deposit          93,309
Payable for investment securities purchased            35,844,558
Accrued investment management services fee                 12,946
Other accrued expenses                                     16,613
                                                           ------
Total liabilities                                      35,967,426
                                                       ----------
Net assets                                           $756,744,278
                                                     ============

See accompanying notes to financial statements.

Statement of operations
Aggressive Growth Portfolio

Six months ended Jan. 31, 2001 (Unaudited)

Investment income
Income:
Dividends                                                         $  3,463,132
Interest                                                             2,771,718
                                                                     ---------
Total income                                                         6,234,850
                                                                     ---------

Expenses (Note 2):
Investment management services fee                                   2,512,936
Compensation of board members                                            3,750
Custodian fees                                                          39,560
Audit fees                                                               8,625
Other                                                                    8,653
                                                                         -----
Total expenses                                                       2,573,524
     Earnings credits on cash balances (Note 2)                         (4,600)
                                                                        ------
Total net expenses                                                   2,568,924
                                                                     ---------
Investment income (loss)-- net                                       3,665,926
                                                                     ---------
Realized and unrealized gain (loss)-- net
Net realized gain (loss) on:
     Security transactions (Note 3)                                (15,725,087)
     Futures contracts                                             (21,370,394)
     Options contracts written (Note 5)                                 84,613
                                                                        ------
Net realized gain (loss) on investments                            (37,010,868)
Net change in unrealized appreciation
     (depreciation) on investments                                  (1,431,697)
                                                                    ----------
Net gain (loss) on investments                                     (38,442,565)
                                                                   -----------
Net increase (decrease) in net assets resulting from operations   $(34,776,639)
                                                                  ============

See accompanying notes to financial statements.

Statements of changes in net assets
Aggressive Growth Portfolio
                                                Jan. 31, 2001     July 31, 2000
                                              Six months ended      Year ended
                                                 (Unaudited)
Operations
Investment income (loss)-- net                 $   3,665,926     $   4,657,284
Net realized gain (loss) on investments          (37,010,868)      124,551,441
Net change in unrealized appreciation
     (depreciation) on investments                (1,431,697)      (60,287,301)
                                                  ----------       -----------
Net increase (decrease) in net assets
     resulting from operations                   (34,776,639)       68,921,424
Net contributions (withdrawals) from partners    (85,284,691)       48,785,614
                                                 -----------        ----------
Total increase (decrease) in net assets         (120,061,330)      117,707,038
Net assets at beginning of period                876,805,608       759,098,570
                                                 -----------       -----------
Net assets at end of period                    $ 756,744,278      $876,805,608
                                               =============      ============

See accompanying notes to financial statements.

Notes to Financial Statements

Aggressive Growth Portfolio
(Unaudited as to Jan. 31, 2001)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Aggressive Growth Portfolio (the Portfolio) is a series of Growth Trust (the Trust) and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. Aggressive Growth Portfolio invests primarily in equity securities of companies that comprise the S&P 500. The Declaration of Trust permits the Trustees to issue non-transferable interests in the Portfolio.

The Portfolio's significant accounting policies are summarized below:

Use of estimates
Preparing financial statements that conform to accounting principles generally accepted in the United States of America requires management to make estimates (e.g., on assets and liabilities) that could differ from actual results.

Valuation of securities
All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by independent pricing service. Securities for which market quotations are not readily available are valued at fair value according to methods selected in good faith by the board. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

Option transactions
To produce incremental earnings, protect gains and facilitate buying and selling of securities for investments, the Portfolio may buy and write options traded on any U.S. or foreign exchange or in the over-the-counter market where completing the obligation depends upon the credit standing of the other party. The Portfolio also may buy and sell put and call options and write covered call options on portfolio securities as well as write cash-secured put options. The risk in writing a call option is that the Portfolio gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Portfolio may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Portfolio pays a premium whether or not the option is exercised. The Portfolio also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Portfolio will realize a gain or loss when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

Futures transactions
To gain exposure to or protect itself from market changes, the Portfolio may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Portfolio also may buy and write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, the Portfolio is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Portfolio recognizes a realized gain or loss when the contract is closed or expires.

Foreign currency translations and foreign currency contracts
Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the statement of operations, net realized gains or losses from foreign currency transactions, if any, may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes.

The Portfolio may enter into forward foreign currency exchange contracts for operational purposes and to protect against adverse exchange rate fluctuation. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Portfolio and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. The Portfolio is subject to the credit risk that the other party will not complete its contract obligations.

Federal taxes
For federal income tax purposes the Portfolio qualifies as a partnership and each investor in the Portfolio is treated as the owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Portfolio. As a "pass-through" entity, the Portfolio therefore does not pay any income dividends or capital gain distributions.

Other
Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date and interest income, including level-yield amortization of premium and discount, is accrued daily.

2. FEES AND EXPENSES
The Trust, on behalf of the Portfolio, has an Investment Management Services Agreement with AEFC to manage its portfolio. Under this agreement, AEFC determines which securities will be purchased, held or sold. The management fee is a percentage of the Portfolio's average daily net assets in reducing percentages from 0.65% to 0.5% annually. The fee may be adjusted upward or downward by a performance incentive adjustment based on a comparison of the performance of Class A shares of AXP Research Opportunities Fund to the Lipper Large-Cap Core Index. The maximum adjustment is 0.12% of the Portfolio's average daily net assets after deducting 1% from the performance difference. If the performance difference is less than 1%, the adjustment will be zero. The adjustment decreased the fee by $89,978 for the six months ended Jan. 31, 2001.

Under the agreement, the Trust also pays taxes, brokerage commissions and nonadvisory expenses, which include custodian fees, audit and certain legal fees, fidelity bond premiums, registration fees for units, office expenses, consultants' fees, compensation of trustees, corporate filing fees, expenses incurred in connection with lending securities of the Portfolio and any other expenses properly payable by the Trust or Portfolio and approved by the board.

During the six months ended Jan. 31, 2001, the Portfolio's custodian fees were reduced by $4,600 as a result of earnings credits from overnight cash balances. The Portfolio also pays custodian fees to American Express Trust Company, an affiliate of AEFC.

According to a Placement Agency Agreement, American Express Financial Advisors Inc. acts as placement agent of the Trust's units.

3. SECURITIES TRANSACTIONS
Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $1,064,557,103 and $1,131,722,902 respectively, for the six months ended Jan. 31, 2001. For the same period, the portfolio turnover rate was 144%. Realized gains and losses are determined on an identified cost basis.

Brokerage commissions paid to brokers affiliated with AEFC were $31,761 for the six months ended Jan. 31, 2001.

Income from securities lending amounted to $19 for the six months ended Jan. 31, 2001. The risks to the Portfolio of securities lending are that the borrower may not provide additional collateral when required or return the securities when due.

4. STOCK INDEX FUTURES CONTRACTS
As of Jan. 31, 2001, investments in securities included securities valued at $9,276,569 that were pledged as collateral to cover initial margin deposits on 241 open purchase contracts. The market value of the open purchase contracts as of Jan. 31, 2001 was $82,717,225 with a net unrealized gain of $1,667,938.

5. OPTIONS CONTRACTS WRITTEN
Contracts and premium amounts associated with options contracts written are as follows:

                         Six months ended Jan. 31, 2001
                                      Calls
                         Contracts               Premium
Balance July 31, 2000        --                  $     --
Opened                      900                   118,125
Closed                     (900)                 (118,125)
                           ----                  --------
Balance Jan. 31, 2001        --                  $     --
                           ----                  --------

6. NEW ACCOUNTING PRONOUNCEMENT
In November 2000, the AICPA issued a revised Audit and Accounting Guide, Audits of Investment Companies, which is effective for fiscal years beginning after Dec. 15, 2000. Adopting the revised Guide is not expected to have a significant impact on the Portfolio's financial position, results of operations or changes in its net assets.

Investments in Securities
Aggressive Growth Portfolio

Jan. 31, 2001 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common stocks (88.7%)
Issuer                                             Shares              Value(a)

Airlines (0.7%)
AMR                                               138,400(b)         $5,410,056
Banks and savings & loans (6.8%)
Bank of America                                   185,100             9,962,082
Firstar                                           416,300             9,824,680
FleetBoston Financial                             233,100            10,102,554
Mellon Financial                                  103,100             4,804,460
Washington Mutual                                 145,400             7,015,550
Wells Fargo                                       193,900             9,987,789
Total                                                                51,697,115

Beverages & tobacco (2.2%)
Anheuser-Busch                                    132,700             5,753,872
Philip Morris                                     163,900             7,211,600
UST                                               131,400             3,350,700
Total                                                                16,316,172

Chemicals (0.6%)
Du Pont (EI) de Nemours                            95,400             4,169,934

Communications equipment & services (2.3%)
Corning                                           189,200            10,729,532
JDS Uniphase                                       56,600(b)          3,102,388
Lucent Technologies                               196,300             3,651,180
Total                                                                17,483,100

Computer software & services (0.5%)
Siebel Systems                                     52,700(b)          3,494,669

Computers & office equipment (13.4%)
AOL Time Warner                                   329,300(b)         17,308,007
Cisco Systems                                     558,500(b)         20,908,843
Compaq Computer                                   229,200             5,434,332
Computer Sciences                                 106,600(b)          6,886,360
EMC                                               132,200(b)         10,045,878
First Data                                         84,500             5,138,445
Intl Business Machines                            132,200            14,806,400
Juniper Networks                                   17,300(b,e)        1,845,694
Sanmina                                           181,900(b)          8,844,888
Solectron                                         270,700(b)         10,787,395
Total                                                               102,006,242

Electronics (5.5%)
Applied Materials                                 149,200(b)          7,506,625
Celestica                                          16,100(b,c)        1,063,405
Linear Technology                                 119,100             7,458,638
Maxim Integrated Products                         114,400(b)          6,985,550
Novellus Systems                                   36,300(b)          1,756,013
Texas Instruments                                 228,300             9,999,539
Xilinx                                            132,000(b)          7,128,000
Total                                                                41,897,770

Energy (3.4%)
BP Amoco ADR                                      167,400(c)          8,621,100
Chevron                                           116,600             9,710,448
Kerr-McGee                                        109,900             7,106,134
Total                                                                25,437,682

Energy equipment & services (2.9%)
Halliburton                                       225,400             9,284,226
Rowan Companies                                   148,600(b)          4,056,780
Transocean Sedco Forex                            188,900             8,585,505
Total                                                                21,926,511

Financial services (7.0%)
Capital One Financial                              65,200             4,108,904
Countrywide Credit Inds                            74,900             3,610,929
Fannie Mae                                        123,400             9,153,812
Lehman Brothers Holdings                          131,100(e)         10,786,908
MBNA                                              291,400            10,545,766
Merrill Lynch                                      89,300             6,474,250
Providian Financial                               142,800             8,332,380
Total                                                                53,012,949

Food (1.5%)
Heinz (HJ)                                        162,800             7,129,012
SUPERVALU                                         287,600(e)          3,853,840
Total                                                                10,982,852

Health care (12.8%)
Allergan                                          108,300             8,853,525
ALZA                                               95,900(b)          3,970,260
Amgen                                             140,400(b)          9,871,875
Baxter Intl                                       106,500             9,359,220
Biomet                                            125,300             4,221,044
Guidant                                           162,200(b)          8,028,900
King Pharmaceuticals                              196,500(b)          8,903,415
Pfizer                                            491,900            22,209,284
Pharmacia                                         193,800            10,856,676
Schering-Plough                                   207,700(e)         10,468,080
Total                                                                96,742,279

Health care services (1.2%)
HCA-The Healthcare                                138,100             5,166,321
Tenet Healthcare                                   83,500             3,642,270
Total                                                                 8,808,591

Insurance (2.9%)
American Intl Group                               146,700            12,472,434
Marsh & McLennan                                   88,700             9,592,905
Total                                                                22,065,339

Leisure time & entertainment (1.6%)
Viacom Cl B                                       213,600(b)         11,790,720

Media (2.8%)
Clear Channel Communications                      140,300(b)          9,148,963
Deluxe                                            122,900             2,579,671
Infinity Broadcasting Cl A                        201,000(b)          6,582,750
Univision Communications Cl A                      67,000(b)          2,856,210
Total                                                                21,167,594

Miscellaneous (1.0%)
Convergys                                         163,900(b)          7,786,889

Multi-industry conglomerates (5.4%)
General Electric                                  564,900            25,985,400
Robert Half Intl                                  134,300(b)          3,592,525
Tyco Intl                                         187,600(c)         11,556,160
Total                                                                41,134,085

Retail (8.5%)
Best Buy                                          111,200(b)          5,537,760
Federated Dept Stores                             167,200(b)          7,450,432
Gap                                               179,100             5,838,660
Home Depot                                        242,600            11,693,320
Kohl's                                            120,800(b)          8,576,800
Kroger                                            379,700(b)          9,321,635
May Department Stores                             178,400             6,948,680
Safeway                                           175,500(b)          8,892,585
Total                                                                64,259,872

Utilities -- electric (0.3%)
Exelon                                             31,500             1,906,065

Utilities -- gas (0.3%)
El Paso Energy                                     38,745             2,437,062

Utilities -- telephone (5.2%)
BellSouth                                         243,000            10,242,450
SBC Communications                                311,200            15,046,520
Verizon                                           257,400            14,144,130
Total                                                                39,433,100
Total common stocks
(Cost: $673,108,006)                                               $671,366,648

Short-term securities (10.6%)
Issuer                                                   Annualized             Amount               Value(a)
                                                        yield on date         payable at
                                                         of purchase           maturity
U.S. government agencies (5.7%)
Federal Home Loan Bank Disc Nts
     03-02-01                                                6.31%              $100,000               $99,445
     03-21-01                                                5.45              7,000,000             6,948,454
Federal Home Loan Mtge Corp Disc Nts
     03-06-01                                                5.55              4,600,000             4,576,018
     03-27-01                                                5.37             30,000,000            29,755,708
Federal Natl Mtge Assn Disc Nt
     03-05-01                                                5.50              2,100,000             2,089,470
Total                                                                                               43,469,095

Commercial paper (4.9%)
Caterpillar
     02-09-01                                                6.46              7,200,000(d)          7,188,390
Commerzbank U.S. Finance
     03-08-01                                                5.51              3,400,000             3,381,368
CXC
     02-07-01                                                6.51              4,800,000(d)          4,793,933
General Electric Capital
     02-06-01                                                6.54              5,100,000             5,094,407
Merrill Lynch
     03-12-01                                                5.53              3,600,000             3,578,000
Natl Rural Utilities
     02-16-01                                                5.68              1,600,000             1,595,968
Paccar Financial
     04-18-01                                                5.54              4,100,000             4,052,031
Salomon Smith Barney
     02-14-01                                                6.48              1,900,000             1,895,160
Toyota Motor Credit
     02-08-01                                                6.45              5,400,000(d)          5,392,272
Total                                                                                               36,971,529

Total short-term securities
(Cost: $80,453,548)                                                                                $80,440,624

Total investments in securities
(Cost: $753,561,554)(f)                                                                           $751,807,272

See accompanying notes to investments in securities.



Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) Non-income producing.

(c) Foreign security values are stated in U.S. dollars. As of Jan. 31, 2001, the value of foreign securities represented 2.81% of net assets.

(d) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the board.

(e) Partially pledged as initial margin deposit on the following open stock index futures contracts (see Note 4 to the financial statements):

    Type of security                Contracts
    Purchase contracts
    S&P 500 Index, March 2001          241

(f) At Jan. 31, 2001, the cost of securities for federal income tax purposes was approximately $753,562,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

    Unrealized appreciation                             $ 39,491,000
    Unrealized depreciation                              (41,246,000)
                                                         -----------
    Net unrealized depreciation                         $ (1,755,000)
                                                        ------------

                                                      PRSRT STD AUTO
                                                       U.S. POSTAGE
                                                           PAID
                                                         AMERICAN
                                                          EXPRESS
American
   Express
Funds

AXP Research Opportunities Fund
70100 AXP Financial Center
Minneapolis, MN 55474

TICKER SYMBOL
Class A: IRDAX  Class B: IROBX
Class C: N/A    Class Y: N/A

                                                                 S-6359 F (3/01)

This report must be accompanied or preceded by the Fund's current prospectus. Distributed by American Express Financial Advisors Inc. Member NASD.
American Express Company is separate from American Express Financial Advisors Inc. and is not a broker-dealer.